Pledged assets and collateral (Amounts Pledged as Collateral for Borrowings and for Other Purposes) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2016	Mar. 31, 2015
Financial Instruments Owned and Pledged as Collateral [Line Items]
Interest-bearing deposits in other banks	¥ 69	¥ 35
Trading account assets	7,939	8,462
Investments	10,254	10,432
Loans	5,871	6,881
Other assets	1,322	945
Total	¥ 25,455	¥ 26,755